Inventory (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Dried bulk cannabis and packaged inventory	$ 3,544,538	$ 5,778,176
Cannabis oils	2,464,954	337,314
Goods for resale	125	1,498
Supplies and consumables	577,993	655,537
Total current inventories	$ 6,587,610	$ 6,772,525